Note 51 - Consolidated Statement Of Cash Flows (Details) - EUR (€)		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Debt Securities Issued [Member]
Main Variances In Financing Activities Liabilities
Financing Activities Liabilities at the beginning		€ 63,963,242,000		€ 61,112,000,000		€ 61,649,000,000
Financing Activities Liabilities Abstract
Inflows Of Cash		3,003,000,000		2,643,000,000		2,152,000,000
Increase Decrease through Acquisition Financing Activities liabilities		0		0		0
Disposal Non Cash Acquisition		0		0		(1,828,000,000)
Disposal Entities Held For Sale	[1]	(3,160,000,000)
Increase Decrease Net Exchange Differences Financing Activities liabilities		(2,026,000,000)		209,000,000		(862,000,000)
Increase Decrease through Fair Value Changes Financing Activities liabilities		0		0		0
Financing Activities Liabilities at the end		61,779,985,000		63,963,242,000		61,112,000,000
Subordinated Debt Securities [Member]
Main Variances In Financing Activities Liabilities
Financing Activities Liabilities at the beginning		17,675,101,000	[2]	17,635,000,000	[3]	17,443,000,000
Financing Activities Liabilities Abstract
Inflows Of Cash		(8,000,000)	[4]	(190,000,000)	[2]	857,000,000	[3]
Increase Decrease through Acquisition Financing Activities liabilities		0	[4]	0	[2]	0	[3]
Disposal Non Cash Acquisition		0	[4]	0	[2]	(694,000,000)	[3]
Disposal Entities Held For Sale	[1],[4]	0
Increase Decrease Net Exchange Differences Financing Activities liabilities		(419,000,000)	[4]	229,000,000	[2]	29,000,000	[3]
Increase Decrease through Fair Value Changes Financing Activities liabilities		0	[4]	0	[2]	0	[3]
Financing Activities Liabilities at the end		€ 17,248,021,000	[4]	€ 17,675,101,000	[2]	€ 17,635,000,000	[3]

[1]	(**) The amount is mainly due to the sale of the stake in BBVA USA (see Note 3).
[2]

(*) Additionally, there are €384 million of issuances of subordinated liabilities as of December 2019 (see Note 22 and Appendix VI). Subordinated liabilities corresponding to BBVA Paraguay as of December 2019 were recorded in the heading "Liabilities included in disposal groups classified as held for sale" amounting to €40 million.

[3]

(*) Additionally, there are subordinated deposits for 411 million euros as of December 31, 2018 (see Note 22 and Annex VI). The subordinated issues of BBVA Chile as of December 31, 2017 are recorded under the line "Liabilities included in disposal groups of items that have been classified as held for sale" on the consolidated balance sheet with a balance of 574 million euros.

[4]

(*) Additionally, there are €12 million of issuances of subordinated liabilities as of December 2020 (see Note 22 and Appendix VI). The subordinated issuances of BBVA Paraguay and of the BBVA USA sale perimeter as of December 31, 2020 are recorded in the heading "Liabilities included in disposal groups classified as held for sale" of the consolidated balance which amount to €37 and €735 million, respectively.